Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses Movement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Allowance for Credit Losses Movement [Abstract]
Beginning balance	$ 3,620	$ 3,468
Foreign currency translation adjustments	111	152
Ending balance	$ 3,731	$ 3,620